Related Party Transactions and Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions and Arrangements [Abstract]
Related Party Transactions and Arrangements

Note 11 - Related Party Transactions and Arrangements

Common Stock Ownership

Certain affiliates of the Company have purchased shares of the Company's common stock. As of September 30, 2012 and December 31, 2011, certain affiliates owned 19.4% and 31.3%, respectively, of the Company's common stock outstanding on a fully diluted basis, including the Contributor's 310,000 OP Units owned by the Company's Sponsor.

The Company has issued restricted stock to the Manager and non-executive directors in conjunction with a share-based compensation plan. See Note 13 - Share-Based Compensation.

Fees Paid in Connection with the Offering

RCS received selling commissions of 6% of the gross offering proceeds from the sale of the Company's common stock in the IPO, which were entirely re-allowed to participating broker-dealers. In addition, RCS received dealer manager fees of 2% of the gross offering proceeds before reallowance to participating broker-dealers. RCS was permitted to re-allow all or a portion of its dealer manager fee to participating broker-dealers.

The following table details the results of such activities related to RCS (in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Total commissions paid to affiliated Dealer Manager	$-	$919	$-	$919

The Company will reimburse the Manager for services relating to the IPO and the follow-on offerings. The following table details the results of such activities related to organizational and offering costs reimbursed to the Manager (amounts in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Offering expense reimbursements	$59	$-	$109	$-

Fees Paid in Connection With the Operations of the Company

The Company will pay the Sponsor an acquisition fee equal to 1.0% of the contract purchase price (including assumed indebtedness) of each property the Company acquires which is originated by the Sponsor. The acquisition fee is payable in cash at the closing of each acquisition.

The Company will pay the Sponsor a financing fee equal to 0.75% of the amount available under any secured mortgage financing or refinancing that the Company obtains and uses for the acquisition of properties that is arranged by the Sponsor. The financing coordination fee is payable in cash at the closing of each financing.

The Company will pay the Manager an annual base management fee equal to 0.50% per annum of the average unadjusted book value of the Company's real estate assets, calculated and payable monthly in advance, provided that the full amount of the distributions declared by the Company for the six immediately preceding months is equal to or greater than certain net income thresholds related to our operations. Our Manager will waive such portion of its management fee in excess of such thresholds. The management fee is payable in cash. No such management fees have been incurred or paid to the Manager since inception.

The Company may be required to pay the Manager a quarterly incentive fee, calculated based on the Company's annualized earnings, weighted average number of shares and weighted average price per share of common stock. One half of each quarterly installment of the incentive fee will be payable in shares of common stock. The remainder of the incentive fee will be payable in cash. No such incentive fees have been incurred or paid to the Manager since inception.

The Company is required to reimburse the Sponsor for all out-of-pocket costs actually incurred by the Sponsor, including without limitation, legal fees and expenses, due diligence fees and expenses, other third party fees and expenses, costs of appraisals, travel expenses, nonrefundable option payments and deposits on properties not acquired, accounting fees and expenses, title insurance premiums and other closing costs, personnel costs and miscellaneous expenses relating to the selection, acquisition and due diligence of properties. The Company's reimbursement obligation is not subject to any dollar limitation. Expenses will be reimbursed in cash on a monthly basis following the end of each month. However, the Company will not reimburse the Sponsor for the salaries and other compensation of its personnel.

The following table details amounts incurred by the Company and contractually due to the Sponsor and the Manager and forgiven in connection with the operations related services described above (amounts in thousands):

	Three Months Ended September 30, 2012		Three Months Ended September 30, 2011
	Incurred	Forgiven	Incurred	Forgiven
One-time fees:
Acquisition fees and related cost reimbursements	$441	$-	$-	$-
Financing fees and related cost reimbursements	369	-	-	-
Other expense reimbursements	45	-	-	-
On-going fees:
Base management fees	-	278	-	50
Incentive fees	-	-	-	-
Total operational fees and reimbursements	$855	$278	$-	$50

	Nine Months Ended September 30, 2012		Nine Months Ended September 30, 2011
	Incurred	Forgiven	Incurred	Forgiven
One-time fees:
Acquisition fees and related cost reimbursements	$1,703	$-	$-	$-
Financing fees and related cost reimbursements	583	-	-	-
Other expense reimbursements	71	-	-	-
On-going fees:
Base management fees	-	664	-	50
Incentive fees	-	-	-	-
Total operational fees and reimbursements	$2,357	$664	$-	$50

Under an administrative support agreement between the Company and the Sponsor, the Sponsor will pay or reimburse the Company for its general administrative expenses, including, without limitation, legal fees, audit fees, board of directors fees, insurance, marketing and investor relation fees, until September 6, 2012, which was one year after the closing of the IPO, to the extent the amount of certain net earnings from operations thresholds, as specified in the agreement, is less than the amount of the distributions declared by the Company during this one-year period. To the extent these amounts are paid by the Sponsor, they would not be subject to reimbursement by the Company. These costs are presented net in the accompanying consolidated statements of operations and comprehensive loss.

The following table details general and administrative expenses absorbed by the Sponsor during the three and nine months ended September 30, 2012 (amounts in thousands).

	Three months ended September 30, 2012	Nine months ended September 30, 2012
General and administrative expenses absorbed	$-	$164

The Company had a receivable from affiliates of $0.2 million at September 30, 2012, related to absorbed general and administrative expenses.

Note 9 - Related Party Transactions and Arrangements

Common Stock Ownership

Certain affiliates of the Company have purchased shares of the Company's common stock. As of December 31, 2011, 31.3% of the shares of common stock outstanding on a fully diluted basis, including the Contributor's 310,000 OP Units that are convertible to common stock and the 167,400 restricted shares granted to the Manager, were purchased by or granted to affiliates of the Company. See Note 1 - Organization for more information on stock issued in the Formation Transactions.

The Company has issued restricted stock to the Manager and non-executive directors in conjunction with share-based compensation plans. See Note 11 - Share-Based Compensation.